CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Cash and due from banks	$ 5,409	$ 8,063
Interest-earning deposits with banks	3,647	18,086
Cash and cash equivalents	9,056	26,149
Certificates of deposits with banks	1,498	1,498
Investment securities available for sale, at fair value (amortized cost $32,067 and $27,459)	31,112	27,063
Federal Home Loan Bank stock, at cost	1,341	942
Loans	348,679	308,492
Less: Allowance for loan and lease losses	(3,599)	(3,393)
Net Loans	345,080	305,099
Bank owned life insurance	7,197	1,498
Accrued interest receivable	1,078	945
Bank premises, equipment and software	6,466	6,388
Foreclosed assets	789	1,011
Core deposit intangible, net of accumulated amortization of $711 and $667	73	117
Other assets	2,928	4,207
Total Assets	406,618	374,917
Liabilities and Stockholders' Equity
Non-interest-earning demand deposits	49,199	38,593
Interest-earning demand deposits	115,396	99,084
Savings	22,066	21,059
Time deposits	153,992	159,929
Total deposits	340,653	318,665
Capital lease obligation	207	268
Federal Home Loan Bank advances	23,600	14,100
Long term subordinated debt	9,676	9,605
Accrued interest payable	292	287
Other liabilities	3,071	2,959
Total liabilities	377,499	345,884
Common stock warrant	426	426
Common stock, $2.50 par value; 10,000,000 shares authorized; 4,657,880 and 4,650,808 shares issued and outstanding	11,645	11,627
Additional paid-in capital	13,008	12,988
Retained earnings	4,772	4,241
Accumulated other comprehensive loss	(732)	(249)
Total stockholders' equity	29,119	29,033
Total Liabilities and Stockholders' Equity	$ 406,618	$ 374,917